Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net income	$ 630,492	$ 1,579,859
Adjustments to reconcile net income to net cash used in operating activities:
Changes in allowances - accounts receivable	152,972	126,115
Changes in allowances - advances to suppliers	(3,216)	0
Changes in allowances - inventories	(5,506)	67,817
Changes in allowances - long-term investment	0	92,977
Depreciation and amortization	5,572	19,608
Amortization of operating lease right-of-use assets	25,045	9,719
Loss on short-term investment	0	5,301
Gain from disposal of subsidiaries	(966,251)	(14,343)
Amortization of debt issuance costs	0	1,476,435
Interest expenses on convertible promissory notes	1,113,582	0
Amortization of biological assets	106,589	109,570
Change in fair value of derivative liability	0	(2,129,709)
Loss from extinguishment	0	1,255,942
Changes in operating assets and liabilities:
Accounts receivable	(1,537,279)	(10,379,339)
Advances to suppliers	8,970,031	(8,472,722)
Notes receivables	0	3,585,875
Inventory, net	(26,396,232)	227,444
Other current assets	(45,194)	(199,819)
Accounts payable	2,646,588	989,604
Operating lease liabilities	(21,055)	(25,177)
Other current liabilities	422,677	370,726
Net cash used in operating activities	(14,901,185)	(11,304,117)
Cash flows from investing activities
Short-term deposits	0	35,858,745
Proceeds from disposal of subsidiaries, net of cash	2,946,776	6,857
Purchase of long-term investments	0	(7,171,749)
Other receivables	0	7,591,935
Advances to related parties	0	(12,585)
Repayment of advances to related party	0	53,074
Net cash provided by investing activities	2,946,776	36,326,277
Cash flows from financing activities
Borrowings from bank loans	0	1,557,704
Repayments of bank loans	(361,773)	(226,730)
Proceeds from advances from related parties	345,120	279
Net cash (used in) provided by financing activities	(16,653)	1,331,253
Effect of exchange rate changes on cash	305,775	1,837,247
Net (decrease) increase in cash	(11,665,287)	28,190,660
Cash, beginning of period	12,789,735	41,166,331
Cash, end of period	1,124,448	69,356,991
Supplemental disclosure information:
Income taxes paid	0	30,577
Interest paid	73,945	77,875
Non-cash financing activities
Right of use assets obtained in exchange for operating lease obligations	0	84,542
Conversion of notes to ordinary shares	$ 954,000	$ 0